Mutual Fund Series Trust

Listed Private Equity Plus Fund

Incorporated herein by reference is the prospectus for Listed Private Equity Plus Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 4, 2013 (SEC Accession No. 0001162044-13-001210).